Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
In accordance with rules adopted by the Secu
ritie
s and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
named executive officers (the “Other NEOs”) and Company performance for the fiscal years listed below. The Compensation and Talent Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
Pay Versus Performance

Year	Summary Compensation Table Total for PEO O’Sullivan¹ ($)	Compensation Actually Paid to PEO O’Sullivan 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)		Value of Initial Fixed $100 Investment Based On: 4		Net Income ($ Millions)	Adjusted Diluted EPS 5 ($)
						TSR ($)	Peer Group TSR ($)

(a)	(b)	(c)	(d)	(e)		(f)	(g)	(h)	(i)

2022	4,176,416	6,736,173	1,027,985	1,482,635		133.47	122.19	59.6	2.46

2021	3,944,440	5,734,073	1,108,408	1,440,330		123.80	148.92	(41.9)	1.93

2020	2,500,797	2,383,328	800,401	140,234	*	115.20	123.08	34.7	1.12

*
Average Compensation Actually Paid to Non-PEO NEOs for 2020 as calculated for purposes of this table is impacted by the Company’s stock performance in 2020 as well as the forfeiture of approximately $813,000 in equity compensation by one of the Company’s Non-PEO NEOs due to his departure from the Company in 2020.

1.	Kieran O’Sullivan was our PEO for each year presented. The individuals comprising the Other NEOs for each year presented are listed below.

2020	2021	2022

Ashish Agrawal	Ashish Agrawal	Ashish Agrawal

Luis Machado	Scott L. D’Angelo	Scott L. D’Angelo

		Martin Baumeister

		Michael E. Murray

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and may not necessarily reflect compensation actually earned, realized or received by the Company’s PEO and the Other NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Other NEOs as set forth below. Equity values are calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. Amounts in the Exclusion of Stock Awards column here and below are the relevant amounts from the Stock Awards column set forth in the applicable Summary Compensation Tables.

Year	Summary Compensation Table Total for PEO O’Sullivan ($)	Exclusion of Stock Awards for PEO O’Sullivan ($)	Inclusion of Equity Values for PEO O’Sullivan ($)	Compensation Actually Paid to PEO O’Sullivan ($)

2022	4,176,416	(1,924,573)	4,484,330	6,736,173

2021	3,944,440	(1,802,940)	3,592,573	5,734,073

2020	2,500,797	(1,757,596)	1,640,127	2,383,328

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	1,027,985	(378,257)	832,907	1,482,635

2021	1,108,408	(382,410)	714,332	1,440,330

2020	800,401	(494,250)	(165,917)	140,234
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO O’Sullivan ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO O’Sullivan ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO O’Sullivan ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO O’Sullivan ($)	Total - Inclusion of Equity Values for PEO O’Sullivan ($)

2022	3,348,891	1,335,784	(200,345)	—	4,484,330

2021	2,936,805	759,435	(103,667)	—	3,592,573

2020	1,923,676	(232,084)	(51,465)	—	1,640,127

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2022	659,112	193,845	(20,050)	—	832,907

2021	623,251	107,764	(16,683)	—	714,332

2020	308,181	(52,281)	(15,042)	(406,775)	(165,917)

4.
The Peer Group TSR set forth in this table utilizes the Dow Jones Electrical Components & Equipment Industry Group (“DJUSEC”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the DJUSEC, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.
We determined Adjusted Diluted EPS to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and the Other NEOs in 2022. More information on Adjusted Diluted EPS can be found in the Compensation Discussion and Analysis section of this Proxy Statement. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted Diluted EPS
Named Executive Officers, Footnote [Text Block]	The individuals comprising the Other NEOs for each year presented are listed below.

2020	2021	2022

Ashish Agrawal	Ashish Agrawal	Ashish Agrawal

Luis Machado	Scott L. D’Angelo	Scott L. D’Angelo

		Martin Baumeister

		Michael E. Murray

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the Dow Jones Electrical Components & Equipment Industry Group (“DJUSEC”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the DJUSEC, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 4,176,416	$ 3,944,440	$ 2,500,797
PEO Actually Paid Compensation Amount	$ 6,736,173	5,734,073	2,383,328
Adjustment To PEO Compensation, Footnote [Text Block]
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Other NEOs as set forth below. Equity values are calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. Amounts in the Exclusion of Stock Awards column here and below are the relevant amounts from the Stock Awards column set forth in the applicable Summary Compensation Tables.

Year	Summary Compensation Table Total for PEO O’Sullivan ($)	Exclusion of Stock Awards for PEO O’Sullivan ($)	Inclusion of Equity Values for PEO O’Sullivan ($)	Compensation Actually Paid to PEO O’Sullivan ($)

2022	4,176,416	(1,924,573)	4,484,330	6,736,173

2021	3,944,440	(1,802,940)	3,592,573	5,734,073

2020	2,500,797	(1,757,596)	1,640,127	2,383,328

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	1,027,985	(378,257)	832,907	1,482,635

2021	1,108,408	(382,410)	714,332	1,440,330

2020	800,401	(494,250)	(165,917)	140,234
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO O’Sullivan ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO O’Sullivan ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO O’Sullivan ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO O’Sullivan ($)	Total - Inclusion of Equity Values for PEO O’Sullivan ($)

2022	3,348,891	1,335,784	(200,345)	—	4,484,330

2021	2,936,805	759,435	(103,667)	—	3,592,573

2020	1,923,676	(232,084)	(51,465)	—	1,640,127

Non-PEO NEO Average Total Compensation Amount	$ 1,027,985	1,108,408	800,401
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,482,635	1,440,330	140,234
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Other NEOs as set forth below. Equity values are calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. Amounts in the Exclusion of Stock Awards column here and below are the relevant amounts from the Stock Awards column set forth in the applicable Summary Compensation Tables.

Year	Summary Compensation Table Total for PEO O’Sullivan ($)	Exclusion of Stock Awards for PEO O’Sullivan ($)	Inclusion of Equity Values for PEO O’Sullivan ($)	Compensation Actually Paid to PEO O’Sullivan ($)

2022	4,176,416	(1,924,573)	4,484,330	6,736,173

2021	3,944,440	(1,802,940)	3,592,573	5,734,073

2020	2,500,797	(1,757,596)	1,640,127	2,383,328

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	1,027,985	(378,257)	832,907	1,482,635

2021	1,108,408	(382,410)	714,332	1,440,330

2020	800,401	(494,250)	(165,917)	140,234
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO O’Sullivan ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO O’Sullivan ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO O’Sullivan ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO O’Sullivan ($)	Total - Inclusion of Equity Values for PEO O’Sullivan ($)

2022	3,348,891	1,335,784	(200,345)	—	4,484,330

2021	2,936,805	759,435	(103,667)	—	3,592,573

2020	1,923,676	(232,084)	(51,465)	—	1,640,127

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2022	659,112	193,845	(20,050)	—	832,907

2021	623,251	107,764	(16,683)	—	714,332

2020	308,181	(52,281)	(15,042)	(406,775)	(165,917)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid, Company Total Shareholder Return (“TSR”) and Peer Group TSR.
The following chart sets forth the relationship between Compensation Actually
Paid
to our PEO, the average of Compensation Actually Paid to our Other NEOs, the Company’s cumulative TSR and Peer Group TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income
*
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Other NEOs and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Adjusted Diluted EPS
The following chart sets forth the relationship between Compensation Actually Paid to ou
r PEO, the average of Compensation Actually Paid to our Other NEOs and our Adjusted Diluted EPS during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid, Company Total Shareholder Return (“TSR”) and Peer Group TSR.
The following chart sets forth the relationship between Compensation Actually
Paid
to our PEO, the average of Compensation Actually Paid to our Other NEOs, the Company’s cumulative TSR and Peer Group TSR over the three most recently completed fiscal years.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and the Other NEOs for 2022 to Company performance. More information about each of these measures, including why the Company uses these measures and how they are calculated with respect to applicable compensation plans, is included in the Compensation Discussion and Analysis section of this Proxy Statement. The measures in this table are not ranked.

Adjusted Diluted EPS Sales Growth Operating Cash Flow Relative Total Stockholder Return Controllable Working Capital as a Percentage of Annual Sales

Total Shareholder Return Amount	$ 133.47	123.8	115.2
Peer Group Total Shareholder Return Amount	122.19	148.92	123.08
Net Income (Loss)	$ 59,600,000	$ (41,900,000)	$ 34,700,000
Company Selected Measure Amount	2.46	1.93	1.12
PEO Name	Kieran O’Sullivan
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Diluted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Sales Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Stockholder Return
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Controllable Working Capital as a Percentage of Annual
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Sales
PEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,924,573)	$ (1,802,940)	$ (1,757,596)
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,484,330	3,592,573	1,640,127
PEO [Member] | Equity Awards Adjustments Year End Fair Value of Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,348,891	2,936,805	1,923,676
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,335,784	759,435	(232,084)
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(200,345)	(103,667)	(51,465)
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(378,257)	(382,410)	(494,250)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	832,907	714,332	(165,917)
Non-PEO NEO [Member] | Equity Awards Adjustments Year End Fair Value of Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	659,112	623,251	308,181
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	193,845	107,764	(52,281)
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,050)	(16,683)	(15,042)
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (406,775)